UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Flexible Income Fund – December 31, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 53.6%

	Financials — 25.9%
$6,765,000	Aflac, Inc., 2.875%, 10/15/26	$6,647,900
2,000,000	Allstate Corp. (The), 5.750%, 8/15/53	2,182,000
12,600,000	Australia & New Zealand Banking
	Group Ltd./United Kingdom
	(Australia), 144a, 6.750%(A)	14,332,500
13,200,000	Banco Santander SA (Spain), 6.375%(A)	13,493,172
1,750,000	Bank of America Corp. MTN,
	3.248%, 10/21/27	1,736,559
5,480,000	Bank of NewYork Mellon Corp. (The),
	4.950%(A)	5,672,074
5,975,000	Berkshire Hathaway, Inc.,
	3.125%, 3/15/26	6,042,590
7,450,000	BNP Paribas SA (France), 144a,
	6.750%(A)	8,064,625
13,602,000	Catlin Insurance Co. Ltd. (Bermuda),
	144a, (3M LIBOR +2.975%),
	4.332%(A)(B)	13,159,935
7,780,000	Charles Schwab Corp. (The), 4.625%(A)	7,935,600
4,000,000	Chubb INA Holdings, Inc.,
	3.350%, 5/3/26	4,082,226
582,000	Citizens Financial Group, Inc.,
	4.300%, 12/3/25	610,450
6,000,000	Credit Agricole SA (France), 144a,
	8.125%(A)	7,195,272
3,630,000	Dai-ichi Life Insurance Co. Ltd. (The)
	(Japan), 144a, 7.250%(A)	4,092,825
501,211	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust
	(Guernsey), 144a, 6.500%, 5/30/19	514,190
6,100,000	Duke Realty LP, 3.250%, 6/30/26	6,045,745
6,250,000	Goldman Sachs Group, Inc. (The),
	5.000%(A)	6,150,000
6,969,000	Hartford Financial Services Group, Inc.
	(The), 8.125%, 6/15/38	7,143,225
850,000	HCP, Inc., 4.000%, 6/1/25	874,962
11,550,000	HSBC Holdings PLC (United Kingdom),
	6.375%(A)	12,416,250
1,225,000	Icahn Enterprises LP / Icahn
	Enterprises Finance Corp.,
	5.875%, 2/1/22	1,240,312
15,050,000	ING Groep NV (Netherlands), 6.000%(A)	15,599,325
1,050,000	JPMorgan Chase & Co.,
	2.950%, 10/1/26	1,031,352
8,500,000	JPMorgan Chase & Co., Ser I, 7.900%(A)	8,606,250
9,417,000	JPMorgan Chase & Co., Ser Z,
	5.300%(A)	9,766,371
427,000	Kemper Corp., 4.350%, 2/15/25	434,687
12,550,000	Lloyds Banking Group PLC (United
	Kingdom), 7.500%(A)	14,228,562
1,045,000	Manulife Financial Corp. (Canada),
	4.150%, 3/4/26	1,109,809
1,300,000	MetLife, Inc., 4.600%, 5/13/46	1,482,858
6,430,000	MetLife, Inc., Ser C, 5.250%(A)	6,685,528
1,100,000	QBE Insurance Group Ltd., MTN
	(Australia), 5.875%, 6/17/46	1,194,995
13,326,000	Reinsurance Group of America, Inc.,
	(3M LIBOR +2.665%),
	4.253%, 12/15/65(B)	12,859,590
1,400,000	Retail Opportunity Investments
	Partnership LP, 5.000%, 12/15/23	1,459,432
17,365,000	Royal Bank of Scotland Group PLC
	(United Kingdom), 7.500%(A)	18,363,488
1,500,000	Simon Property Group LP,
	4.250%, 11/30/46	1,580,959
3,150,000	Societe Generale SA (France), 144a,
	6.000%(A)	3,205,125
9,025,000	Societe Generale SA (France), 144a,
	7.375%(A)	9,781,295
2,150,000	Travelers Cos., Inc. (The),
	3.750%, 5/15/46	2,193,842
5,000,000	UBS Group AG (Switzerland), 7.125%(A)	5,309,000
7,100,000	US Bancorp, Ser I, 5.125%(A)	7,384,000
2,250,000	Westpac Banking Corp. (Australia)
	MTN, 4.322%, 11/23/31	2,318,203
		254,227,083

	Industrials — 7.6%
4,300,000	AerCap Global Aviation Trust, 144a,
	6.500%, 6/15/45	4,697,750
542,179	Air Canada 2013-1 Class A Pass
	Through Trust (Canada), 144a,
	4.125%, 5/15/25	570,692
2,745,000	Asciano Finance Ltd. (Australia), 144a,
	5.000%, 4/7/18	2,762,461
6,140,247	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	6,400,287
6,760,000	CRH America Finance, Inc., 144a,
	3.400%, 5/9/27	6,758,465
3,861,868	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	4,261,262
15,260,000	General Electric Co., Ser D, 5.000%(A)	15,726,956
3,283,634	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates,
	3.900%, 1/15/26	3,365,725
7,690,000	John Deere Capital Corp. MTN,
	2.800%, 9/8/27	7,548,332
1,050,000	Lockheed Martin Corp.,
	3.550%, 1/15/26	1,090,294
6,665,000	Lockheed Martin Corp.,
	4.700%, 5/15/46	7,776,137
1,125,000	Northrop Grumman Corp.,
	3.850%, 4/15/45	1,133,892
2,327,642	Northwest Airlines 2007-1 Class A Pass
	Through Trust, 7.027%, 11/1/19	2,504,776
1,500,000	Owens Corning, 3.400%, 8/15/26	1,472,305
3,180,000	Owens Corning, 4.200%, 12/15/22	3,334,396
5,318,318	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	5,645,394
		75,049,124

1

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 53.6% (Continued)

	Consumer Discretionary — 5.7%
$1,050,000	Amazon.com, Inc., 4.950%, 12/5/44	$1,276,343
7,455,000	Amazon.com, Inc., 144a,
	3.150%, 8/22/27	7,466,235
1,550,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	1,796,433
6,680,000	CalAtlantic Group, Inc., 5.250%, 6/1/26	7,064,100
2,050,000	Comcast Corp., 2.350%, 1/15/27	1,936,013
775,000	D.R. Horton, Inc., 4.750%, 2/15/23	827,793
1,100,000	General Motors Financial Co., Inc.,
	3.200%, 7/6/21	1,110,737
1,000,000	General Motors Financial Co., Inc.,
	5.250%, 3/1/26	1,099,610
7,020,000	Home Depot, Inc. (The),
	4.200%, 4/1/43	7,731,890
6,950,000	McDonald's Corp. MTN,
	2.625%, 1/15/22	6,964,300
1,050,000	McDonald's Corp. MTN,
	3.700%, 1/30/26	1,094,506
1,535,000	QVC, Inc., 5.450%, 8/15/34	1,542,058
1,425,000	TimeWarner, Inc., 3.800%, 2/15/27	1,423,653
5,195,000	TimeWarner, Inc., 3.875%, 1/15/26	5,244,547
7,680,000	Toll Brothers Finance Corp.,
	4.375%, 4/15/23	7,968,000
1,225,000	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp., 144a, 5.500%, 3/1/25	1,261,750
		55,807,968

	Telecommunication Services — 3.1%
735,000	AMC Networks, Inc., 5.000%, 4/1/24	744,188
1,175,000	America Movil SAB de CV (Mexico),
	6.125%, 3/30/40	1,493,085
592,000	AT&T, Inc., 3.800%, 3/15/22	611,823
9,785,000	AT&T, Inc., 3.900%, 8/14/27	9,850,381
1,500,000	CBS Corp., 4.000%, 1/15/26	1,532,977
2,250,000	CenturyLink, Inc., Ser Y,
	7.500%, 4/1/24†	2,244,375
1,350,000	Cox Communications, Inc., 144a,
	3.350%, 9/15/26	1,319,280
1,539,000	Sprint Corp., 7.875%, 9/15/23	1,639,035
9,760,000	Viacom, Inc., 5.875%, 2/28/57†	9,601,400
1,750,000	Ziggo Secured Finance BV
	(Netherlands), 144a,
	5.500%, 1/15/27	1,736,875
		30,773,419

	Energy — 2.8%
10,000,000	Andeavor Logistics LP, 6.875%(A)	10,152,000
7,400,000	Boardwalk Pipelines LP,
	4.450%, 7/15/27	7,528,311
5,600,000	Energy Transfer Partners LP, 6.250%(A)	5,439,000
1,500,000	Enterprise Products Operating LLC,
	Ser D, 4.875%, 8/16/77	1,503,750
1,500,000	Enterprise Products Operating LLC,
	Ser E, 5.250%, 8/16/77	1,485,000
1,225,000	Sabine Pass Liquefaction LLC,
	5.625%, 3/1/25	1,351,186
		27,459,247

	Information Technology — 2.5%
4,025,000	Alphabet, Inc., 1.998%, 8/15/26	3,794,791
7,410,000	Applied Materials, Inc., 3.300%, 4/1/27	7,536,700
1,150,000	KLA-Tencor Corp., 4.650%, 11/1/24	1,247,399
1,550,000	Microsoft Corp., 2.400%, 8/8/26	1,494,766
6,680,000	Microsoft Corp., 4.450%, 11/3/45	7,829,605
1,225,000	Nuance Communications, Inc.,
	5.625%, 12/15/26	1,275,531
1,500,000	QUALCOMM, Inc., 3.450%, 5/20/25	1,503,407
		24,682,199

	Health Care — 1.9%
850,000	Abbott Laboratories,
	4.900%, 11/30/46	974,523
1,500,000	Amgen, Inc., 2.600%, 8/19/26	1,436,295
1,370,000	Cardinal Health, Inc., 4.900%, 9/15/45	1,472,545
7,160,000	Eli Lilly & Co., 3.100%, 5/15/27	7,267,686
810,000	Express Scripts Holding Co.,
	3.400%, 3/1/27	794,864
1,500,000	Kraft Heinz Foods Co., 4.375%, 6/1/46	1,485,824
2,090,000	Medtronic, Inc., 3.150%, 3/15/22	2,140,672
1,350,000	Medtronic, Inc., 3.500%, 3/15/25	1,400,418
1,500,000	Thermo Fisher Scientific, Inc.,
	2.950%, 9/19/26	1,457,565
		18,430,392

	Consumer Staples — 1.8%
7,220,000	Archer-Daniels-Midland Co.,
	2.500%, 8/11/26	6,886,783
1,520,000	BAT Capital Corp., 144a,
	3.557%, 8/15/27	1,521,972
7,150,000	Kroger Co. (The), 2.650%, 10/15/26†	6,656,228
1,800,000	Lamb Weston Holdings, Inc., 144a,
	4.875%, 11/1/26	1,881,000
1,050,000	Walgreens Boots Alliance, Inc.,
	3.450%, 6/1/26	1,038,298
		17,984,281

	Utilities — 1.8%
7,190,000	American Water Capital Corp.,
	2.950%, 9/1/27	7,115,663
850,000	Electricite de France SA (France), 144a,
	3.625%, 10/13/25	870,847
2,700,000	NextEra Energy Capital Holdings, Inc.,
	(3M LIBOR +2.125%),
	3.713%, 6/15/67(B)	2,572,902
1,300,000	NextEra Energy Capital Holdings, Inc.,
	(3M LIBOR +2.068%),
	3.762%, 10/1/66(B)	1,228,500
1,725,000	NRG Energy, Inc., 7.250%, 5/15/26	1,878,076
4,001,000	WEC Energy Group, Inc., (3M LIBOR
	+2.113%), 3.528%, 5/15/67(B)	3,868,887
		17,534,875

2

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 53.6% (Continued)

	Materials — 0.3%
$1,750,000	Domtar Corp., 6.250%, 9/1/42	$1,919,908
850,000	International Paper Co.,
	4.400%, 8/15/47	888,217
		2,808,125

	Real Estate — 0.2%
2,101,000	DDR Corp., MTN, REIT, 7.500%, 7/15/18	2,158,337
	Total Corporate Bonds	$526,915,050

	Asset-Backed Securities — 12.6%
1,375,000	Ally Master Owner Trust, Ser 2015-3,
	Class A, 1.630%, 5/15/20	1,374,052
3,980,431	American Homes 4 Rent Trust, Ser
	2014-SFR2, Class A, 144a,
	3.786%, 10/17/36	4,137,970
10,728,000	AmeriCredit Automobile Receivables
	Trust, Ser 2016-2, Class A3,
	1.600%, 11/9/20	10,710,356
5,435,000	Cabela's Credit Card Master Note
	Trust, Ser 2013-1A, Class A, 144a,
	2.710%, 2/17/26	5,464,159
6,385,000	Capital Auto Receivables Asset Trust,
	Ser 2013-4, Class E, 144a,
	3.830%, 7/20/22	6,389,284
1,105,000	Chrysler Capital Auto Receivables
	Trust, Ser 2014-AA, Class D, 144a,
	2.640%, 7/15/21	1,105,172
1,090,000	CNH Equipment Trust, Ser 2013-D,
	Class B, 1.750%, 4/15/21	1,089,967
479,103	Conseco Finance Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(B)(C)	509,981
2,223,055	Countrywide Asset-Backed
	Certificates, Ser 2004-8, Class M1,
	(1M LIBOR +1.050%),
	2.602%, 1/25/35(B)	2,232,963
7,167,000	GM Financial Automobile Leasing
	Trust, Ser 2016-2, Class A3,
	1.620%, 9/20/19	7,156,986
4,330,000	Hyundai Auto Lease Securitization
	Trust, Ser 2017-C, Class A3, 144a,
	2.120%, 2/16/21	4,318,014
6,700,000	Merrill Lynch Mortgage Investors Trust
	Series, Ser 2006-FF1, Class M3, (1M
	LIBOR +0.310%), 1.862%, 8/25/36(B)	6,636,177
597,555	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	652,105
4,815,000	Newcastle Mortgage Securities Trust,
	Ser 2006-1, Class M2, (1M LIBOR
	+0.370%), 1.922%, 3/25/36(B)	4,764,474
2,744,000	Nissan Master Owner Trust
	Receivables, Ser 2015-A, Class A2,
	1.440%, 1/15/20	2,743,589
6,021,364	Nomura Home Equity Loan, Inc.
	Home Equity Loan Trust, Ser
	2005-FM1, Class M2, (1M LIBOR
	+0.490%), 2.042%, 5/25/35(B)	6,051,648
2,240,000	Oscar US Funding Trust, Ser 2014-1A,
	Class A4, 144a, 2.550%, 12/15/21	2,237,265
3,140,869	Popular ABS Mortgage Pass-Through
	Trust, Ser 2004-4, Class AV1, (1M
	LIBOR +0.340%), 1.892%, 9/25/34(B)	3,129,155
2,335,000	RAMP Trust, Ser 2005-EFC5, Class M3,
	(1M LIBOR +0.460%),
	2.012%, 10/25/35(B)	2,239,314
8,455,000	Santander Drive Auto Receivables
	Trust, Ser 2014-4, Class D,
	3.100%, 11/16/20	8,535,638
7,820,000	Synchrony Credit Card Master Note
	Trust, Ser 2015-2, Class A,
	1.600%, 4/15/21	7,815,016
296,250	Taco Bell Funding LLC, Ser 2016-1A,
	Class A2I, 144a, 3.832%, 5/25/46	300,270
2,846,693	Tax Ease Funding LLC, Ser 2016-1A,
	Class A, 144a, 3.131%, 6/15/28	2,849,772
5,900,000	Towd Point Mortgage Trust, Ser
	2016-1, Class M1, 144a,
	3.500%, 2/25/55(B)(C)	6,033,368
16,490,356	Towd Point Mortgage Trust, Ser
	2017-6, Class A1, 144a,
	2.750%, 10/25/57(B)(C)	16,432,874
1,774,188	Wells Fargo Home Equity
	Asset-Backed Securities Trust, Ser
	2005-4, Class M1, (1M LIBOR
	+0.460%), 2.012%, 12/25/35(B)	1,775,835
7,420,000	World Financial Network Credit Card
	Master Trust, Ser 2013-A, Class A,
	1.610%, 12/15/21	7,418,494
	Total Asset-Backed Securities	$124,103,898

	U.S. Treasury Obligations — 7.7%
7,420,000	U.S. Treasury Note, 1.375%, 10/31/20	7,300,295
21,099,200	U.S. Treasury Note, 1.500%, 8/15/26	19,630,498
3,500,000	U.S. Treasury Note, 1.750%, 5/31/22	3,439,023
6,880,000	U.S. Treasury Note, 1.875%, 1/31/22	6,808,513
10,250,000	U.S. Treasury Note, 2.000%, 10/31/21	10,205,957
5,965,000	U.S. Treasury Note, 2.250%, 2/15/27	5,886,709
3,520,000	United States Treasury Inflation
	Indexed Bonds, 0.875%, 2/15/47	3,737,900
18,060,000	United States Treasury Inflation
	Indexed Note, 0.375%, 1/15/27	18,309,800
	Total U.S. Treasury Obligations	$75,318,695

	Agency Collateralized Mortgage
	Obligations — 2.9%
1,272,738	Fannie Mae REMICs, Ser 2008-60, Class
	SA, (1M LIBOR +6.500%),
	4.948%, 7/25/38(B)(D)	208,893

3

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 2.9% (Continued)
$32,707,044	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K006 Class
	AX1, 0.960%, 1/25/20(B)(C)(D)	$542,093
14,804,834	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K019 Class
	X1, 1.676%, 3/25/22(B)(C)(D)	859,740
26,478,188	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K025 Class
	X1, 0.870%, 10/25/22(B)(C)(D)	908,472
71,417,827	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K033 Class
	X1, 0.308%, 7/25/23(B)(C)(D)	1,066,804
111,644,086	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K036 Class
	X1, 0.764%, 10/25/23(B)(C)(D)	4,095,652
4,235,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K048 Class
	A2, 3.284%, 6/25/25(B)(C)	4,391,506
33,127,627	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K710 Class
	X1, 1.733%, 5/25/19(B)(C)(D)	586,111
3,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.033%, 5/25/45(B)(C)	3,110,991
1,500,000	FREMF Mortgage Trust, Ser 2013-K712,
	Class C, 144a, 3.362%, 12/25/45(B)(C)	1,502,325
5,095,000	FREMF Mortgage Trust, Ser 2013-K713,
	Class C, 144a, 3.165%, 4/25/46(B)(C)	5,076,845
775,509	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37(D)	19,697
7,674,692	GNMA, Ser 2012-147, Class IO,
	0.567%, 4/16/54(B)(C)(D)	260,257
29,682,831	GNMA, Ser 2016-110, Class IO,
	1.037%, 5/16/58(B)(C)(D)	2,413,140
43,311,696	GNMA, Ser 2017-76, Class IO,
	0.955%, 12/16/56(B)(C)(D)	3,427,861
	Total Agency Collateralized
	Mortgage Obligations	$28,470,387

	U.S. Government Mortgage-Backed
	Obligations — 1.6%
41,452	FHLMC, Pool #972110, (1 Year CMT
	Rate +2.225%), 3.376%, 10/1/32(B)	42,633
44,792	FHLMC, Pool #G03170, 6.500%, 8/1/37	50,393
58,074	FHLMC, Pool #G12780, 6.500%, 9/1/22	61,225
3,617,725	FHLMC, Pool #Q41208, 3.500%, 6/1/46	3,720,718
92,789	FNMA, Pool #844415, 5.500%, 10/1/35	102,787
625,073	FNMA, Pool #AB1952, 4.000%, 12/1/40	664,077
444,077	FNMA, Pool #AB1953, 4.000%, 12/1/40	470,587
383,056	FNMA, Pool #AB3387, 4.000%, 8/1/41	402,258
2,216,349	FNMA, Pool #AS7601, 4.000%, 7/1/46	2,318,790
1,830,933	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,829,629
1,988,010	FNMA, Pool #BC4492, 4.500%, 12/1/39	2,117,654
4,133,572	FNMA, Pool #BE4435, 3.000%, 11/1/46	4,137,994
	Total U.S. Government
	Mortgage-Backed Obligations	$15,918,745

	Non-Agency Collateralized Mortgage
	Obligations — 1.5%
147,787	Alternative Loan Trust, Ser 2004-30CB,
	Class 3A1, 5.000%, 2/25/20	144,767
1,449,219	American Home Mortgage
	Investment Trust, Ser 2004-4, Class
	4A, (6M LIBOR +2.000%),
	3.661%, 2/25/45(B)	1,477,305
4,245,729	Bear Stearns ALT-A Trust, Ser 2004-12,
	Class 1M1, (1M LIBOR +0.930%),
	2.482%, 1/25/35(B)	4,081,180
104,713	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(E)	106,167
1,506,026	GSR Mortgage Loan Trust, Ser
	2005-AR4, Class 6A1,
	3.522%, 7/25/35(B)(C)	1,513,355
698,339	JP Morgan Mortgage Trust, Ser
	2014-2, Class 1A1, 144a,
	3.000%, 6/25/29(B)(C)	702,568
6,699	Merrill Lynch Mortgage Investors
	Trust, Ser 2003-A1, Class 2A, (12M
	LIBOR +1.625%),
	3.570%, 12/25/32(B)	6,689
5,927,597	METLIFE SECURITIZATION TRUST, Ser
	2017-1A, Class A, 144a,
	3.000%, 4/25/55(B)(C)	5,986,949
400,027	Morgan Stanley Mortgage Loan Trust,
	Ser 2004-7AR, Class 2A6,
	3.415%, 9/25/34(B)(C)	409,871
53,031	RALI Trust, Ser 2004-QS6, Class A1,
	5.000%, 5/25/19	52,812
137,687	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X, Class
	1A5, 3.684%, 11/25/34(B)(C)	140,259
	Total Non-Agency Collateralized
	Mortgage Obligations	$14,621,922

	Sovereign Government Obligations — 1.5%
9,625,000	Australia Government Bond
	(Australia), 2.000%, 12/21/21	7,436,407
8,925,000	Canadian Government Bond
	(Canada), 0.750%, 8/1/19	6,999,628
	Total Sovereign Government
	Obligations	$14,436,035

	Commercial Mortgage-Backed Security — 0.6%
6,020,000	Banc of America Commercial
	Mortgage Trust, Ser 2015-UBS7,
	Class A4, 3.705%, 9/15/48	6,292,551

	Bank Loans — 0.4%
2,027,728	CHS/Community Health Systems, Inc.,
	(LIBOR +2.750%),
	4.229%, 12/31/19(B)	1,961,138

4

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Bank Loans — 0.4% (Continued)
$1,078,731	J Crew Group Inc., Consenting
	Amended Initial Loan, (LIBOR
	+3.220%), 4.848%, 3/5/21(B)	$642,195
1,255,875	Micron Technology Inc., Term Loan,
	(LIBOR +2.000%), 3.390%, 4/26/22(B)	1,266,462
	Total Bank Loans	$3,869,795

	U.S. Government Agency Obligation — 0.2%
1,500,000	FHLMC, 2.375%, 1/13/22	$1,513,486

Shares

	Common Stocks — 9.3%

	Real Estate — 3.2%
95,530	Crown Castle International Corp. REIT	10,604,785
39,595	Digital Realty Trust, Inc. REIT	4,509,870
144,404	Kimco Realty Corp. REIT	2,620,933
200,829	MGM Growth Properties LLC - Class A,
	REIT†	5,854,165
91,653	Prologis, Inc. REIT	5,912,535
31,641	Ventas, Inc. REIT	1,898,776
		31,401,064

	Industrials — 1.5%
10,298	Boeing Co. (The)	3,036,983
37,077	Fastenal Co.	2,027,741
7,495	General Dynamics Corp.	1,524,858
15,690	Illinois Tool Works, Inc.	2,617,876
13,552	Raytheon Co.	2,545,743
15,202	Stanley Black & Decker, Inc.	2,579,627
		14,332,828

	Financials — 1.0%
160,890	AGNC Investment Corp.	3,248,369
11,774	Ameriprise Financial, Inc.	1,995,340
65,493	Citigroup, Inc.	4,873,334
		10,117,043

	Consumer Discretionary — 0.7%
14,762	Home Depot, Inc. (The)	2,797,842
14,666	McDonald's Corp.	2,524,312
26,558	VF Corp.	1,965,292
		7,287,446

	Information Technology — 0.7%
9,367	Broadcom Ltd. (Singapore)	2,406,382
25,498	Texas Instruments, Inc.	2,663,011
14,664	Visa, Inc. - Class A	1,671,989
		6,741,382

	Health Care — 0.7%
26,806	AbbVie, Inc.	2,592,408
9,654	Stryker Corp.	1,494,825
11,625	UnitedHealth Group, Inc.	2,562,848
		6,650,081

	Utilities — 0.7%
51,069	Dominion Energy, Inc.	4,139,653
15,921	NextEra Energy, Inc.	2,486,701
		6,626,354

	Consumer Staples — 0.5%
53,319	Coca-Cola Co. (The)	2,446,276
21,965	Estee Lauder Cos., Inc. (The) - Class A	2,794,827
		5,241,103

	Energy — 0.3%
30,443	Valero Energy Corp.	2,798,016
	Total Common Stocks	$91,195,317

	Exchange-Traded Funds — 2.8%
209,374	iShares Europe ETF†	9,895,015
206,266	iShares MSCI Japan ETF	12,361,521
224,178	VanEck Vectors Gold Miners ETF	5,209,897
	Total Exchange-Traded Funds	$27,466,433

	Preferred Stocks — 2.6%

	Financials — 2.0%
110,000	AGNC Investment Corp., Ser C,
	7.000%(A)	2,829,200
200,875	Chimera Investment Corp., Ser B,
	8.000%(A)	5,182,575
59,650	CoBank ACB, Ser H, 6.200%(A)	6,397,462
120,000	Two Harbors Investment Corp., Ser.B,
	7.625%(A)	3,151,200
81,375	WR Berkley Corp., 5.750%†	2,110,054
		19,670,491

	Industrials — 0.3%
139,438	Seaspan Corp. (Marshall Islands),
	6.375%	3,562,641

	Consumer Staples — 0.3%
103,723	CHS, Inc., Ser 3, 6.750%(A)	2,745,548
	Total Preferred Stocks	$25,978,680

	Short-Term Investment Funds — 3.0%
16,040,926	Dreyfus Government Cash
	Management, Institutional
	Shares, 1.19%∞Ω	16,040,926
13,513,291	Invesco Government & Agency
	Portfolio, Institutional Class,
	1.19%**∞Ω	13,513,291
	Total Short-Term Investment Funds	$29,554,217

Total Investment Securities —100.3%		$985,655,211
(Cost $961,245,389)

Liabilities in Excess of Other Assets — (0.3%)		(2,887,414)

Net Assets — 100.0%		$982,767,797

5

Touchstone Flexible Income Fund (Unaudited) (Continued)

(A)	Perpetual Bond - A bond with no definite maturity date.

(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2017.

(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(E)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of December 31, 2017.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $13,045,040.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CMT - Constant Maturity Treasury

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

TRY - Turkish Lira

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $156,840,921 or 15.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Long Positions
Corporate Bonds	$—	$526,915,050	$—	$526,915,050
Asset-Backed Securities	—	124,103,898	—	124,103,898
U.S. Treasury Obligations	—	75,318,695	—	75,318,695
Agency Collateralized Mortgage Obligations	—	28,470,387	—	28,470,387
U.S. Government Mortgage-Backed Obligations	—	15,918,745	—	15,918,745
Non-Agency Collateralized Mortgage Obligations	—	14,621,922	—	14,621,922
Sovereign Government Obligations	—	14,436,035	—	14,436,035

6

Touchstone Flexible Income Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets (continued):
Commercial Mortgage-Backed Security	$—	$6,292,551	$—	$6,292,551
Bank Loans	—	3,869,795	—	3,869,795
U.S. Government Agency Obligation	—	1,513,486	—	1,513,486
Common Stocks	91,195,317	—	—	91,195,317
Exchange-Traded Funds	27,466,433	—	—	27,466,433
Preferred Stocks	25,978,680	—	—	25,978,680
Short-Term Investment Funds	29,554,217	—	—	29,554,217
Other Financial Instruments***
Futures Interest Rate Contracts	175,785	—	—	175,785
Total Assets	$174,370,432	$811,460,564	$—	$985,830,996

Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$—	$(516,146)	$—	$(516,146)
Total Liabilities	$—	$(516,146)	$—	$(516,146)
Total	$174,370,432	$810,944,418	$—	$985,314,850

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on futures interest rate contracts and forward foreign currency contracts.

Futures Contracts

At December 31, 2017 $2,596,830 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at December 31, 2017:

				Value and
		Number of	Notional	Unrealized
Description	Expiration Date	Contracts	Amount	Appreciation
Short Futures:
Euro-Bond Futures	03/12/2018	263	$51,189,349	$169,689
10-Year JGB Futures	03/20/2018	7	9,373,392	6,096
				$175,785

Forward Foreign Currency Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Depreciation
ANZ CAPITAL MARKETS	01/12/2018	USD	7,236,104	AUD	9,625,000	$(273,873)
BNY Convergex	01/19/2018	USD	9,647,764	TRY	37,199,965	(102,619)
Morgan Stanley	01/19/2018	USD	6,962,918	CAD	8,925,000	(139,654)
						$(516,146)

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Focused Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.4%

Information Technology — 25.9%
Alphabet, Inc. - Class A*	16,581	$17,466,425
Alphabet, Inc. - Class C*	34,961	36,583,190
Apple, Inc.	302,220	51,144,691
Avnet, Inc.	502,467	19,907,743
Cisco Systems, Inc.	532,817	20,406,891
Facebook, Inc. - Class A*	229,185	40,441,985
International Business Machines Corp.	136,647	20,964,383
Microsoft Corp.	562,313	48,100,254
Oracle Corp.	793,656	37,524,056
salesforce.com, Inc.*	274,288	28,040,462
		320,580,080

Consumer Discretionary — 15.6%
Amazon.com, Inc.*	47,997	56,131,052
Carnival Corp. (Panama)	394,191	26,162,457
Comcast Corp. - Class A	658,008	26,353,220
Priceline Group, Inc. (The)*	16,032	27,859,448
Starbucks Corp.	256,284	14,718,390
Twenty-First Century Fox, Inc. - Class A	777,648	26,852,185
Yum China Holdings, Inc.	388,270	15,538,565
		193,615,317

Financials — 15.3%
Bank of America Corp.	987,717	29,157,406
Bank of the Ozarks	271,478	13,153,109
Berkshire Hathaway, Inc. - Class B*	525,001	104,065,698
Goldman Sachs Group, Inc. (The)	116,068	29,569,484
Signature Bank/NewYork NY*	99,140	13,607,956
		189,553,653

Health Care — 14.1%
Biogen, Inc.*	98,763	31,462,929
Bio-Rad Laboratories, Inc. - Class A*	106,890	25,511,436
Bristol-Myers Squibb Co.	639,535	39,190,705
Johnson & Johnson	246,337	34,418,206
Novartis AG ADR	526,559	44,209,894
		174,793,170

Industrials — 9.4%
General Electric Co.	1,332,380	23,250,031
Johnson Controls International PLC
(Ireland)	460,913	17,565,394
Stericycle, Inc.*	295,974	20,123,272
Union Pacific Corp.	175,681	23,558,822
United Technologies Corp.	245,112	31,268,938
		115,766,457

Energy — 4.9%
Exxon Mobil Corp.	225,353	18,848,525
Halliburton Co.	436,081	21,311,279
Schlumberger Ltd. (Curacao)	302,165	20,362,899
		60,522,703
Real Estate — 4.7%
Jones Lang LaSalle, Inc. REIT	181,925	27,094,090
Simon Property Group, Inc. REIT	180,048	30,921,444
		58,015,534

Consumer Staples — 3.5%
JM Smucker Co. (The)	92,171	11,451,325
Mondelez International, Inc. - Class A	283,272	12,124,042
Unilever NV (Netherlands)	356,473	20,076,559
		43,651,926

Telecommunication Services — 2.2%
AT&T, Inc.	703,381	27,347,453

Materials — 1.8%
Agrium, Inc. (Canada)†	193,347	22,234,905
Total Common Stocks		$1,206,081,198

Short-Term Investment Funds — 3.2%
Dreyfus Government Cash
Management, Institutional Shares,
1.19%∞Ω	33,056,092	33,056,092
Invesco Government & Agency
Portfolio, Institutional Class,
1.19%**∞Ω	7,008,506	7,008,506
Total Short-Term Investment Funds		$40,064,598

Total Investment Securities —100.6%
(Cost $934,863,195)		$1,246,145,796

Liabilities in Excess of Other Assets — (0.6%)		(8,012,137)

Net Assets — 100.0%		$1,238,133,659

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $6,894,595.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

8

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,206,081,198	$—	$—	$1,206,081,198
Short-Term Investment Funds	40,064,598	—	—	40,064,598
Total	$1,246,145,796	$—	$—	$1,246,145,796

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone Growth Opportunities Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.5%

Information Technology — 39.2%
Adobe Systems, Inc.*	15,670	$2,746,011
Alliance Data Systems Corp.	15,759	3,994,591
Alphabet, Inc. - Class A*	6,408	6,750,187
Alphabet, Inc. - Class C*	8,385	8,774,064
Apple, Inc.	100,725	17,045,692
Broadcom Ltd. (Singapore)	13,340	3,427,046
Cognizant Technology Solutions Corp. -
Class A	45,350	3,220,757
Cypress Semiconductor Corp.	178,255	2,716,606
Facebook, Inc. - Class A*	59,410	10,483,489
FleetCor Technologies, Inc.*	15,045	2,895,109
InterXion Holding NV (Netherlands)*	48,810	2,876,373
Lam Research Corp.	19,705	3,627,099
Microsemi Corp.*	61,250	3,163,562
Microsoft Corp.	122,340	10,464,964
Orbotech Ltd. (Israel)*	76,363	3,836,477
Red Hat, Inc.*	33,900	4,071,390
salesforce.com, Inc.*	40,210	4,110,668
ServiceNow, Inc.*	23,930	3,120,233
Vantiv, Inc. - Class A*	61,930	4,554,951
Visa, Inc. - Class A	83,490	9,519,530
		111,398,799

Industrials — 13.8%
AMETEK, Inc.	80,210	5,812,819
Boeing Co. (The)	12,156	3,584,926
Ferguson PLC ADR	498,180	3,571,951
Illinois Tool Works, Inc.	21,400	3,570,590
Ingersoll-Rand PLC, (Ireland)	51,640	4,605,772
MasTec, Inc.*	61,190	2,995,250
Ryder System, Inc.	37,218	3,132,639
Union Pacific Corp.	29,550	3,962,655
United Continental Holdings, Inc.*	54,006	3,640,004
Univar, Inc.*	138,230	4,279,601
		39,156,207

Health Care — 13.0%
Abbott Laboratories	75,510	4,309,356
Biogen, Inc.*	12,238	3,898,660
Celgene Corp.*	48,795	5,092,246
Cooper Cos., Inc. (The)	12,120	2,640,706
Integra LifeSciences Holdings Corp.*	59,750	2,859,635
Jazz Pharmaceuticals PLC (Ireland)*	27,825	3,746,636
Medicines Co. (The)*	88,880	2,429,979
Mettler-Toledo International, Inc.*	4,126	2,556,140
Prothena Corp. PLC, (Ireland)*†	34,590	1,296,779
STERIS PLC (United Kingdom)	51,800	4,530,946
Vertex Pharmaceuticals, Inc.*	24,080	3,608,629
		36,969,712

Consumer Discretionary — 9.1%
Amazon.com, Inc.*	8,761	10,245,727
Aramark	100,410	4,291,523
Home Depot, Inc. (The)	35,975	6,818,342
Marriott International, Inc. - Class A	32,870	4,461,445
		25,817,037

Financials — 6.8%
Bank of America Corp.	161,000	4,752,720
Essent Group Ltd. (Bermuda)*	67,410	2,926,942
Intercontinental Exchange, Inc.	59,280	4,182,797
S&P Global, Inc.	21,410	3,626,854
Western Alliance Bancorp*	66,840	3,784,481
		19,273,794

Materials — 4.6%
Berry Global Group, Inc.*	56,685	3,325,709
DowDuPont, Inc.	75,660	5,388,505
Summit Materials, Inc. - Class A*	140,743	4,424,960
		13,139,174

Energy — 3.8%
Andeavor	27,400	3,132,916
EOG Resources, Inc.	35,280	3,807,065
RSP Permian, Inc.*	98,810	4,019,591
		10,959,572

Consumer Staples — 3.6%
Constellation Brands, Inc. - Class A	22,400	5,119,968
Philip Morris International, Inc.	48,610	5,135,646
		10,255,614

Real Estate — 2.1%
Alexandria Real Estate Equities, Inc. REIT	13,001	1,697,801
American Tower Corp. REIT	29,160	4,160,257
		5,858,058

Telecommunication Services — 1.5%
Verizon Communications, Inc.	79,870	4,227,519
Total Common Stocks		$277,055,486

Short-Term Investment Funds — 2.9%
Dreyfus Government Cash
Management, Institutional Shares,
1.19%∞Ω	6,824,596	6,824,596
Invesco Government & Agency
Portfolio, Institutional Class,
1.19%**∞Ω	1,335,321	1,335,321
Total Short-Term Investment Funds		$8,159,917

Total Investment Securities —100.4%
(Cost $222,373,039)		$285,215,403

Liabilities in Excess of Other Assets — (0.4%)		(1,226,208)

Net Assets — 100.0%		$283,989,195

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $1,283,620.

10

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$277,055,486	$—	$—	$277,055,486
Short-Term Investment Funds	8,159,917	—	—	8,159,917
Total	$285,215,403	$—	$—	$285,215,403

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone International Growth Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.2%

Cayman Islands — 12.5%

Consumer Discretionary — 4.6%
Geely Automobile Holdings Ltd. ADR	3,057	$212,462
JD.com, Inc. ADR*	6,971	288,739
Sands China Ltd. ADR	4,344	224,815

Information Technology — 7.9%
Alibaba Group Holding Ltd. ADR*	2,306	397,624
Baidu, Inc. ADR*	965	226,013
Tencent Holdings Ltd. ADR	7,454	387,012
Weibo Corp. ADR*	2,252	232,992
Total Cayman Islands		1,969,657

Japan — 11.0%

Consumer Discretionary — 3.6%
Panasonic Corp. ADR	12,977	190,892
Sony Corp. ADR	8,258	371,197

Health Care — 1.0%
Hoya Corp. ADR	3,164	158,200

Industrials — 4.6%
FANUC Corp. ADR	15,122	363,533
Komatsu Ltd. ADR	9,974	361,358

Information Technology — 1.8%
Omron Corp. ADR	4,773	284,948
Total Japan		1,730,128

France — 9.5%

Consumer Discretionary — 2.3%
LVMH Moet Hennessy Louis Vuitton
SE ADR	6,060	355,722

Consumer Staples — 3.6%
L'Oreal SA ADR	5,362	237,429
Remy Cointreau SA ADR	24,185	335,107

Financials — 1.6%
BNP Paribas SA ADR	6,703	250,357

Information Technology — 2.0%
Dassault Systemes SE ADR	3,057	324,164
Total France		1,502,779

Germany — 9.5%

Consumer Discretionary — 1.5%
adidas AG ADR	2,413	240,866

Financials — 2.1%
Allianz SE ADR†	14,050	322,658

Industrials — 1.6%
HOCHTIEF AG ADR	7,186	253,666

Information Technology — 2.7%
Infineon Technologies AG ADR†	6,971	190,134
SAP SE ADR	2,038	228,990

Materials — 1.6%
BASF SE ADR†	9,438	259,262
Total Germany		1,495,576

Canada — 7.7%

Energy — 3.5%
Canadian Natural Resources Ltd.	8,258	294,976
Suncor Energy, Inc.	6,864	252,046

Financials — 2.3%
Brookfield Asset Management, Inc. -
Class A - Class A	8,258	359,553

Industrials — 1.9%
Canadian National Railway Co.	3,754	309,705
Total Canada		1,216,280

Netherlands — 7.1%

Consumer Staples — 1.5%
Unilever NV	4,075	229,504

Financials — 1.8%
ING Groep NV ADR†	15,497	286,075

Information Technology — 1.9%
Interxion Holding NV*	5,094	300,189

Materials — 1.9%
LyondellBasell Industries NV - Class A	2,735	301,725
Total Netherlands		1,117,493

Switzerland — 5.5%

Consumer Staples — 2.1%
Nestle SA ADR	3,807	327,288

Financials — 1.3%
Credit Suisse Group AG ADR	11,744	209,630

Health Care — 2.1%
Novartis AG ADR	1,877	157,593
Roche Holding AG ADR	5,255	165,953
Total Switzerland		860,464

Singapore — 4.4%

Financials — 1.4%
United Overseas Bank Ltd. ADR	5,470	216,803

Information Technology — 3.0%
Broadcom Ltd.	1,877	482,201
Total Singapore		699,004

12

Touchstone International Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.2% (Continued)

India — 3.9%

Financials — 3.9%
HDFC Bank Ltd. ADR	4,129	$419,795
ICICI Bank Ltd. ADR	19,895	193,578
Total India		613,373

United Kingdom — 3.8%

Financials — 2.5%
Prudential PLC ADR	7,883	400,299

Health Care — 1.3%
AstraZeneca PLC ADR	5,857	203,238
Total United Kingdom		603,537

Denmark — 3.1%

Financials — 1.5%
Danske Bank A/S ADR	11,851	231,687

Health Care — 1.6%
Novo Nordisk A/S ADR	4,773	256,167
Total Denmark		487,854

Jersey — 2.2%

Consumer Discretionary — 1.0%
Aptiv PLC	1,576	133,692
Delphi Technologies PLC*	525	27,547

Information Technology — 1.2%
WNS Holdings Ltd. ADR*	4,665	187,206
Total Jersey		348,445

Ireland — 1.9%

Industrials — 1.9%
Kingspan Group PLC ADR	6,703	301,300

Sweden — 1.8%

Industrials — 1.8%
Atlas Copco AB ADR - Class A†	6,596	284,255

Taiwan — 1.7%

Information Technology — 1.7%
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR	6,757	267,915

Philippines — 1.7%

Financials — 1.7%
BDO Unibank, Inc. ADR	8,205	260,755

Spain — 1.6%

Consumer Discretionary — 1.6%
Industria de Diseno Textil SA ADR	14,639	255,011

Panama — 1.5%

Industrials — 1.5%
Copa Holdings SA - Class A	1,770	237,286

South Africa — 1.4%

Financials — 1.4%
Capitec Bank Holdings Ltd. ADR	4,987	225,662

Austria — 1.4%

Financials — 1.4%
Erste Group Bank AG ADR	10,296	224,453

Brazil — 1.4%

Financials — 1.4%
Itau Unibanco Holding SA ADR	16,945	220,285

Virgin Islands (British) — 1.3%

Information Technology — 1.3%
Luxoft Holding, Inc.*	3,646	203,082

Mexico — 1.2%

Industrials — 1.2%
Grupo Aeroportuario del Sureste SAB
de CV ADR	1,019	185,978

Luxembourg — 1.1%

Consumer Discretionary — 1.1%
Samsonite International SA ADR	7,239	166,859
Total Common Stocks		$15,477,431

Short-Term Investment Funds — 5.9%
Dreyfus Government Cash
Management, Institutional Shares,
1.19%∞Ω	315,123	315,123
Invesco Government & Agency
Portfolio, Institutional Class,
1.19%**∞Ω	605,795	605,795
Total Short-Term Investment Funds		$920,918

Total Investment Securities —104.1%
(Cost $13,508,070)		$16,398,349

Liabilities in Excess of Other Assets — (4.1%)		(644,212)

Net Assets — 100.0%		$15,754,137

13

Touchstone International Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $588,511.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$15,477,431	$—	$—	$15,477,431
Short-Term Investment Funds	920,918	—	—	920,918
Total	$16,398,349	$—	$—	$16,398,349

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone International Value Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.5%

United Kingdom — 15.1%

Consumer Staples — 2.3%
Imperial Brands PLC	12,949	$553,513

Energy — 5.0%
BP PLC	65,190	457,325
BP PLC ADR	6,990	293,790
TechnipFMC PLC	14,660	454,768

Health Care — 2.0%
GlaxoSmitKline PLC	27,490	486,825

Industrials — 1.3%
Babcock International Group PLC	34,700	330,527

Materials — 3.6%
DS Smith PLC	59,788	416,751
RPC Group PLC	38,100	453,449

Utilities — 0.9%
National Grid PLC	18,321	215,977
Total United Kingdom		3,662,925

Germany — 14.5%

Consumer Discretionary — 2.1%
HUGO BOSS AG	6,000	509,147

Financials — 3.1%
Deutsche Boerse AG	1,976	228,712
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	2,500	539,873

Health Care — 2.8%
Bayer AG	5,530	687,173

Industrials — 2.0%
GEA Group AG	10,000	478,440

Materials — 2.5%
Linde AG*	2,600	607,230

Telecommunication Services — 2.0%
Deutsche Telekom AG	27,300	482,565
Total Germany		3,533,140

Japan — 13.8%

Consumer Staples — 1.8%
Japan Tobacco, Inc.	13,400	431,522

Industrials — 6.8%
Fuji Electric Co. Ltd.	66,490	499,497
IHI Corp.	1,870	62,021
Seibu Holdings, Inc.	26,200	494,980
Sumitomo Corp.	34,830	590,778

Information Technology — 4.0%
Hitachi Ltd.	74,720	579,693
Trend Micro, Inc.*	6,990	395,656

Materials — 1.2%
Sumitomo Osaka Cement Co. Ltd.	60,010	289,014
Total Japan		3,343,161

Netherlands — 13.5%

Consumer Discretionary — 2.3%
Fiat Chrysler Automobiles NV	31,700	565,948

Energy — 1.5%
Koninklijke Vopak NV	8,500	372,335

Financials — 1.3%
ING Groep NV	16,373	300,554

Health Care — 2.6%
Koninklijke Philips NV	16,700	630,568

Industrials — 5.8%
Airbus Group SE	8,740	868,638
CNH Industrial NV	40,640	543,702
Total Netherlands		3,281,745

France — 7.6%

Health Care — 2.8%
Sanofi	7,795	671,085

Industrials — 2.5%
Cie de Saint-Gobain	11,160	614,202

Materials — 2.3%
Air Liquide SA	4,444	558,673
Total France		1,843,960

Italy — 5.7%

Energy — 2.0%
Eni SpA	28,701	474,941

Financials — 1.6%
Mediobanca SpA	34,200	387,510

Utilities — 2.1%
Enel SpA	83,400	512,848
Total Italy		1,375,299

Switzerland — 5.5%

Consumer Staples — 1.4%
Aryzta AG	8,700	345,072

Financials — 2.6%
Credit Suisse Group AG	36,204	645,724

15

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.5% (Continued)

Switzerland — (Continued)

Health Care — 1.5%
Novartis AG	4,219	$355,039
Total Switzerland		1,345,835

Singapore — 2.6%

Financials — 2.6%
United Overseas Bank Ltd.	31,670	624,311

Ireland — 2.4%

Financials — 0.5%
Bank of Ireland Group PLC*	14,300	121,735

Materials — 1.9%
CRH PLC	12,830	460,468
Total Ireland		582,203

United States — 2.4%

Consumer Staples — 2.4%
Coca-Cola European Partners PLC	14,500	577,825

Colombia — 2.0%

Energy — 2.0%
Ecopetrol SA ADR†	33,800	494,494

Austria — 2.0%

Financials — 2.0%
Erste Group Bank AG	11,190	484,924

Malaysia — 1.8%

Financials — 1.8%
CIMB Group Holdings Bhd	271,300	438,424

Spain — 1.8%

Financials — 1.8%
Banco de Sabadell SA	219,503	435,152

Hong Kong — 1.7%

Consumer Discretionary — 1.7%
SJM Holdings Ltd.	454,800	406,380

Australia — 1.7%

Financials — 1.7%
QBE Insurance Group Ltd.	48,600	403,406

Taiwan — 1.6%

Information Technology — 1.6%
MediaTek, Inc.	39,300	386,311

Brazil — 1.6%

Information Technology — 1.6%
Cielo SA	54,060	383,314

Bermuda — 1.3%

Financials — 1.3%
Xl Group Ltd.	9,400	330,504

South Korea — 0.9%

Financials — 0.9%
Samsung Securities Co. Ltd.	6,600	225,274
Total Common Stocks		$24,158,587

Short-Term Investment Funds — 0.6%
Dreyfus Government Cash
Management, Institutional Shares,
1.19%∞Ω	79,376	79,376
Invesco Government & Agency
Portfolio, Institutional Class,
1.19%**∞Ω	61,875	61,875
Total Short-Term Investment Funds		$141,251

Total Investment Securities —100.1%
(Cost $22,940,251)		$24,299,838

Liabilities in Excess of Other Assets — (0.1%)		(23,051)

Net Assets — 100.0%		$24,276,787

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $61,446.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

16

Touchstone International Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United Kingdom	$1,631,279	$2,031,646	$—	$3,662,925
Germany	607,230	2,925,910	—	3,533,140
Japan	—	3,343,161	—	3,343,161
Netherlands	—	3,281,745	—	3,281,745
France	—	1,843,960	—	1,843,960
Italy	—	1,375,299	—	1,375,299
Switzerland	345,072	1,000,763	—	1,345,835
Singapore	—	624,311	—	624,311
Ireland	121,735	460,468	—	582,203
United States	577,825	—	—	577,825
Colombia	494,494	—	—	494,494
Austria	—	484,924	—	484,924
Malaysia	438,424	—	—	438,424
Spain	—	435,152	—	435,152
Hong Kong	—	406,380	—	406,380
Australia	—	403,406	—	403,406
Taiwan	—	386,311	—	386,311
Brazil	383,314	—	—	383,314
Bermuda	330,504	—	—	330,504
South Korea	—	225,274	—	225,274
Short-Term Investment Funds	141,251	—	—	141,251
Total	$5,071,128	$19,228,710	$—	$24,299,838

At December 31, 2017, equity securities valued at $454,768 and $991,937 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments

Touchstone Mid Cap Growth Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.3%

Information Technology — 25.2%
Alliance Data Systems Corp.	64,691	$16,397,875
Autodesk, Inc.*	139,225	14,594,957
Ciena Corp.*	353,019	7,388,688
Cypress Semiconductor Corp.	636,040	9,693,250
Fidelity National Information Services, Inc.	179,310	16,871,278
FleetCor Technologies, Inc.*	97,960	18,850,443
Inphi Corp.*†	246,075	9,006,345
Lam Research Corp.	73,385	13,507,977
Microchip Technology, Inc.	121,700	10,694,996
Nice Ltd. ADR	132,363	12,165,483
Palo Alto Networks, Inc.*	53,975	7,823,136
Red Hat, Inc.*	105,920	12,720,992
ServiceNow, Inc.*	110,840	14,452,428
Skyworks Solutions, Inc.	50,550	4,799,722
Splunk, Inc.*	118,460	9,813,226
Vantiv, Inc. - Class A*	223,370	16,428,863
		195,209,659

Industrials — 18.1%
AMETEK, Inc.	242,520	17,575,424
Ferguson PLC ADR	2,257,240	16,184,411
IHS Markit Ltd. (Bermuda)*	222,214	10,032,962
JB Hunt Transport Services, Inc.	144,816	16,650,944
Lennox International, Inc.	80,351	16,733,899
Macquarie Infrastructure Corp.	198,969	12,773,810
Teledyne Technologies, Inc.*	88,639	16,056,955
TransDigm Group, Inc.	40,606	11,151,220
TransUnion*	216,591	11,903,841
United Continental Holdings, Inc.*	168,120	11,331,288
		140,394,754

Consumer Discretionary — 15.6%
Aptiv PLC (Jersey)	83,147	7,053,360
Aramark	274,020	11,711,615
Delphi Technologies PLC (Jersey)*	226,862	11,903,449
Dollar Tree, Inc.*	147,950	15,876,514
Expedia, Inc.	80,930	9,692,986
L Brands, Inc.	157,780	9,501,512
Marriott International, Inc. - Class A	136,260	18,494,570
MGM Resorts International	379,630	12,675,846
Newell Brands, Inc.	122,292	3,778,823
PVH Corp.	88,300	12,115,643
Six Flags Entertainment Corp.	128,630	8,562,899
		121,367,217

Health Care — 14.5%
BioMarin Pharmaceutical, Inc.*	94,995	8,470,704
Bioverativ, Inc.*	172,359	9,293,597
Clovis Oncology, Inc.*	76,170	5,179,560
Cooper Cos., Inc. (The)	66,519	14,493,160
Envision Healthcare Corp.*	170,150	5,880,384
Hill-Rom Holdings, Inc.	156,596	13,199,477
ICON PLC (Ireland)*	143,040	16,041,936
IDEXX Laboratories, Inc.*	50,168	7,845,272
Jazz Pharmaceuticals PLC (Ireland)*	91,249	12,286,678
Medicines Co. (The)*	251,790	6,883,939
Mettler-Toledo International, Inc.*	20,320	12,588,646
		112,163,353

Financials — 8.5%
Arthur J Gallagher & Co.	209,810	13,276,777
E*TRADE Financial Corp.*	260,990	12,937,274
MSCI, Inc.	83,890	10,615,441
Progressive Corp. (The)	305,390	17,199,565
Western Alliance Bancorp*	212,860	12,052,133
		66,081,190

Materials — 4.9%
Avery Dennison Corp.	122,530	14,073,796
Celanese Corp. - Class A	111,850	11,976,898
Vulcan Materials Co.	95,750	12,291,427
		38,342,121

Energy — 3.9%
Andeavor	94,735	10,832,000
Pioneer Natural Resources Co.	111,260	19,231,291
		30,063,291

Consumer Staples — 3.6%
Constellation Brands, Inc. - Class A	63,381	14,486,995
Pinnacle Foods, Inc.	226,247	13,454,909
		27,941,904

Real Estate — 3.0%
Alexandria Real Estate Equities, Inc. REIT	89,990	11,751,794
CyrusOne, Inc. REIT	195,070	11,612,517
		23,364,311
Total Common Stocks		$754,927,800

Short-Term Investment Funds — 4.3%
Dreyfus Government Cash
Management, Institutional Shares,
1.19%∞Ω	24,112,582	24,112,582
Invesco Government & Agency
Portfolio, Institutional Class,
1.19%**∞Ω	9,136,597	9,136,597
Total Short-Term Investment Funds		$33,249,179

Total Investment Securities —101.6%
(Cost $595,795,958)		$788,176,979

Liabilities in Excess of Other Assets — (1.6%)		(12,767,254)

Net Assets — 100.0%		$775,409,725

18

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $8,806,472.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$754,927,800	$—	$—	$754,927,800
Short-Term Investment Funds	33,249,179	—	—	33,249,179
Total	$788,176,979	$—	$—	$788,176,979

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.3%

India — 32.4%

Consumer Discretionary — 9.4%
Jubilant Foodworks Ltd.	504,600	$13,922,699
Makemytrip Ltd.*†	364,600	10,883,310
Maruti Suzuki India Ltd.	55,250	8,412,885
Zee Entertainment Enterprises Ltd.	1,356,400	12,363,848

Consumer Staples — 3.0%
Avenue Supermarts Ltd., 144a*	199,299	3,679,900
Britannia Industries Ltd.	77,900	5,747,532
ITC Ltd.	1,267,300	5,226,849

Financials — 8.7%
HDFC Bank Ltd.	396,400	11,633,940
Housing Development Finance Corp. Ltd.	766,900	20,536,545
IndusInd Bank Ltd.	379,719	9,809,544

Health Care — 2.2%
Apollo Hospitals Enterprise Ltd.	556,300	10,485,383

Industrials — 7.9%
Adani Ports & Special Economic Zone Ltd.	3,045,600	19,311,370
Eicher Motors Ltd.	20,885	9,903,864
Larsen & Toubro Ltd.	469,800	9,250,712

Materials — 1.2%
Asian Paints Ltd.	335,850	6,087,550
Total India		157,255,931

Cayman Islands — 18.9%

Consumer Discretionary — 4.2%
NagaCorp Ltd.	8,194,000	6,328,381
Netshoes Cayman Ltd.*†	226,600	1,790,140
Sands China Ltd.	2,377,000	12,234,997

Information Technology — 14.7%
Alibaba Group Holding Ltd. ADR*	179,469	30,945,840
Baidu, Inc. ADR*	95,631	22,397,737
Sea Ltd. ADR*	328,700	4,381,571
Tencent Holdings Ltd.	257,800	13,343,201
Total Cayman Islands		91,421,867

South Africa — 7.5%

Consumer Discretionary — 7.5%
Naspers Ltd. - Class N	130,800	36,238,576

China — 7.0%

Consumer Discretionary — 6.3%
ANTA Sports Products Ltd.	3,010,000	13,657,564
Ctrip.com International Ltd. ADR*	379,900	16,753,590

Information Technology — 0.7%
Sunny Optical Technology Group Co. Ltd.	289,000	3,669,508
Total China		34,080,662

South Korea — 5.1%

Consumer Staples — 1.9%
Amorepacific Corp.	32,500	9,244,080

Health Care — 3.2%
Medy-Tox, Inc.	33,675	15,252,914
Total South Korea		24,496,994

Netherlands — 3.5%

Information Technology — 3.5%
Yandex NV.*	525,300	17,203,575

United States — 3.3%

Information Technology — 3.3%
MercadoLibre, Inc.	51,300	16,142,058

Indonesia — 3.2%

Financials — 2.2%
Bank Rakyat Indonesia Persero Tbk PT	39,819,900	10,683,209

Health Care — 1.0%
Siloam International Hospitals Tbk PT*	6,971,618	4,920,084
Total Indonesia		15,603,293

Philippines — 2.9%

Industrials — 1.4%
International Container Terminal
Services, Inc.	3,247,420	6,863,037

Real Estate — 1.5%
SM Prime Holdings, Inc.	9,329,200	7,008,113
Total Philippines		13,871,150

Brazil — 2.7%

Consumer Staples — 2.7%
Raia Drogasil SA	477,200	13,206,403

Thailand — 2.7%

Consumer Staples — 2.7%
CP ALL PCL	5,441,800	12,857,275

Taiwan — 2.5%

Information Technology — 2.5%
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR	307,940	12,209,821

20

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.3% (Continued)

Peru — 1.6%

Financials — 1.6%
Credicorp Ltd.	37,064	$7,688,186

Virgin Islands (British) — 1.5%

Information Technology — 1.5%
Mail.Ru Group Ltd. GDR*	249,600	7,213,440

Mexico — 1.3%

Industrials — 1.3%
Grupo Aeroportuario del Sureste SAB de CV ADR	35,095	6,405,189

Russia — 1.1%

Consumer Staples — 1.1%
Magnit PJSC GDR	203,800	5,573,930

Malaysia — 1.1%

Health Care — 1.1%
IHH Healthcare Bhd	3,553,300	5,145,129
Total Common Stocks		$476,613,479

Short-Term Investment Funds — 3.9%
Dreyfus Government Cash
Management, Institutional Shares,
1.19%∞Ω	10,647,352	10,647,352
Invesco Government & Agency
Portfolio, Institutional Class,
1.19%**∞Ω	8,093,085	8,093,085
Total Short-Term Investment Funds		$18,740,437

Total Investment Securities —102.2%
(Cost $379,959,607)		$495,353,916

Liabilities in Excess of Other Assets — (2.2%)		(10,671,275)

Net Assets — 100.0%		$484,682,641

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $7,840,881.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $3,679,900 or 0.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
India	$57,953,782	$99,302,149	$—	$157,255,931
Cayman Islands	59,515,288	31,906,579	—	91,421,867
South Africa	—	36,238,576	—	36,238,576
China	30,411,154	3,669,508	—	34,080,662
South Korea	24,496,994	—	—	24,496,994
Netherlands	17,203,575	—	—	17,203,575
United States	16,142,058	—	—	16,142,058
Indonesia	15,603,293	—	—	15,603,293
Philippines	13,871,150	—	—	13,871,150
Brazil	13,206,403	—	—	13,206,403
Thailand	12,857,275	—	—	12,857,275
Taiwan	12,209,821	—	—	12,209,821
Peru	7,688,186	—	—	7,688,186
Virgin Islands (British)	7,213,440	—	—	7,213,440
Mexico	6,405,189	—	—	6,405,189
Russia	5,573,930	—	—	5,573,930
Malaysia	5,145,129	—	—	5,145,129
Short-Term Investment Funds	18,740,437	—	—	18,740,437
Total	$324,237,104	$171,116,812	$—	$495,353,916

21

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

At December 31, 2017, equity securities valued at $118,966,514 were transferred from Level 2 to Level 1. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments

Touchstone Small Cap Growth Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.5%

Information Technology — 26.3%
Advanced Energy Industries, Inc.*	29,705	$2,004,493
Alarm.com Holdings, Inc.*	52,011	1,963,415
Cirrus Logic, Inc.*	45,652	2,367,513
Entegris, Inc.	84,999	2,588,220
Envestnet, Inc.*	42,575	2,122,364
EPAM Systems, Inc.*	20,349	2,186,093
ePlus, Inc.*	24,078	1,810,666
Euronet Worldwide, Inc.*	65,385	5,509,994
ExlService Holdings, Inc.*	45,191	2,727,277
Fair Isaac Corp.	14,162	2,169,618
GrubHub, Inc.*	55,024	3,950,723
Instructure, Inc.*	32,323	1,069,891
MKS Instruments, Inc.	20,239	1,912,586
Nutanix, Inc. - Class A*†	67,492	2,381,118
Paycom Software, Inc.*	24,813	1,993,228
Power Integrations, Inc.	21,093	1,551,390
Qualys, Inc.*	43,892	2,604,990
RealPage, Inc.*	55,367	2,452,758
Rogers Corp.*	13,378	2,166,166
Semtech Corp.*	53,987	1,846,355
Trade Desk, Inc. (The) - Class A*†	28,737	1,314,143
TTM Technologies, Inc.*	134,936	2,114,447
Ubiquiti Networks, Inc.*†	26,107	1,854,119
Varonis Systems, Inc.*	26,769	1,299,635
Xperi Corp.	43,210	1,054,324
Yelp, Inc.*	34,985	1,467,971
		56,483,497

Health Care — 24.8%
Achaogen, Inc.*†	62,012	666,009
AMN Healthcare Services, Inc.*	50,152	2,469,986
BioTelemetry, Inc.*	50,847	1,520,325
Cambrex Corp.*	39,167	1,880,016
Cantel Medical Corp.	21,476	2,209,236
Catalent, Inc.*	52,031	2,137,433
Charles River Laboratories International, Inc.*	31,306	3,426,442
Chemed Corp.	14,461	3,514,312
CryoPort, Inc.*†	54,191	465,501
Exact Sciences Corp.*	25,519	1,340,768
FibroGen, Inc.*	19,210	910,554
Globus Medical, Inc. - Class A*	51,737	2,126,391
Healthsouth Corp.*	45,722	2,259,124
Heska Corp.*	13,950	1,118,930
ICON PLC (Ireland)*	42,863	4,807,085
ICU Medical, Inc.*	14,420	3,114,720
Intersect ENT, Inc.*	32,858	1,064,599
LeMaitre Vascular, Inc.	46,044	1,466,041
Merit Medical Systems, Inc.*	67,120	2,899,584
MiMedx Group, Inc.*†	73,536	927,289
Natus Medical, Inc.*	65,679	2,508,938
Nektar Therapeutics*	44,827	2,677,068
NuVasive, Inc.*	20,170	1,179,743
OraSure Technologies, Inc.*	68,419	1,290,382
Portola Pharmaceuticals, Inc.*	18,250	888,410
Repligen Corp.*	22,599	819,892
Sage Therapeutics, Inc.*	11,434	1,883,294
Supernus Pharmaceuticals, Inc.*	40,976	1,632,894
		53,204,966

Industrials — 14.9%
Argan, Inc.	31,216	1,404,720
Beacon Roofing Supply, Inc.*	40,270	2,567,615
Brink's Co. (The)	31,584	2,485,661
Curtiss-Wright Corp.	17,666	2,152,602
EMCOR Group, Inc.	61,795	5,051,741
Hawaiian Holdings, Inc.	79,711	3,176,483
ITT, Inc.	44,227	2,360,395
MasTec, Inc.*	55,584	2,720,837
Raven Industries, Inc.	28,676	985,021
Trex Co., Inc.*	23,808	2,580,549
TriNet Group, Inc.*	76,542	3,393,872
WageWorks, Inc.*	39,886	2,472,932
Willdan Group, Inc.*	29,946	716,907
		32,069,335

Consumer Discretionary — 11.7%
Boyd Gaming Corp.	57,275	2,007,489
Cable One, Inc.	4,651	3,271,281
Grand Canyon Education, Inc.*	40,376	3,614,863
LCI Industries	38,628	5,021,640
Lithia Motors, Inc. - Class A	30,363	3,448,933
Marriott Vacations Worldwide Corp.	16,376	2,214,199
Nutrisystem, Inc.	18,793	988,512
TopBuild Corp.*	32,405	2,454,355
Visteon Corp.*	17,070	2,136,140
		25,157,412

Financials — 9.5%
Artisan Partners Asset Management, Inc. - Class A	64,049	2,529,935
Evercore, Inc. - Class A	49,720	4,474,800
National Western Life Group, Inc. - Class A	3,161	1,046,354
Primerica, Inc.	34,116	3,464,480
Texas Capital Bancshares, Inc.*	35,831	3,185,376
Trupanion, Inc.*†	61,799	1,808,857
Western Alliance Bancorp*	67,480	3,820,718
		20,330,520

Materials — 5.9%
KMG Chemicals, Inc.	22,093	1,459,905
Louisiana-Pacific Corp.*	111,249	2,921,399
Materion Corp.	33,711	1,638,355
PolyOne Corp.	43,406	1,888,161
Trinseo SA (Luxembourg)	41,099	2,983,787
Tronox Ltd. (Australia)	80,739	1,655,957
		12,547,564

Real Estate — 3.7%
CareTrust REIT, Inc.	162,647	2,725,964
CoreSite Realty Corp.	26,120	2,975,068

23

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.5% (Continued)

Real Estate — (Continued)
HFF, Inc. - Class A	45,869	$2,231,068
		7,932,100

Energy — 2.7%
Matador Resources Co.*	80,356	2,501,482
ProPetro Holding Corp.*	83,725	1,687,896
US Silica Holdings, Inc.	51,594	1,679,901
		5,869,279
Total Common Stocks		$213,594,673

Short-Term Investment Funds — 3.7%
Dreyfus Government Cash
Management, Institutional Shares,
1.19%∞Ω	1,963,345	1,963,345
Invesco Government & Agency
Portfolio, Institutional Class,
1.19%**∞Ω	5,936,568	5,936,568
Total Short-Term Investment Funds		$7,899,913

Total Investment Securities —103.2%
(Cost $184,959,728)		$221,494,586

Liabilities in Excess of Other Assets — (3.2%)		(6,865,242)

Net Assets — 100.0%		$214,629,344

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2017 was $5,735,158.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$213,594,673	$—	$—	$213,594,673
Short-Term Investment Funds	7,899,913	—	—	7,899,913
Total	$221,494,586	$—	$—	$221,494,586

See accompanying Notes to Portfolios of Investments.

24

Portfolio of Investments

Touchstone Sustainability and Impact Equity Fund – December 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.1%

United States — 54.6%

Consumer Discretionary — 9.2%
Amazon.com, Inc.*	9,650	$11,285,386
Comcast Corp. - Class A	472,297	18,915,495
Foot Locker, Inc.	69,820	3,273,162
Ford Motor Co.	262,028	3,272,730
Home Depot, Inc. (The)	36,000	6,823,080
Marriott International, Inc. - Class A	40,000	5,429,200
NIKE, Inc. - Class B	65,209	4,078,823
Ross Stores, Inc.	169,753	13,622,678
Time Warner, Inc.	45,000	4,116,150

Consumer Staples — 1.7%
CVS Health Corp.	180,407	13,079,508

Energy — 3.0%
Apache Corp.	610	25,754
ConocoPhillips	299,414	16,434,834
Noble Energy, Inc.	217,409	6,335,298

Financials — 9.2%
American Express Co.	40,000	3,972,400
Comerica, Inc.	167,552	14,545,189
Discover Financial Services	42,000	3,230,640
Fifth Third Bancorp	634,917	19,263,382
JPMorgan Chase & Co.	94,162	10,069,684
Reinsurance Group of America, Inc.	35,322	5,507,759
Synchrony Financial	358,223	13,830,990
Wells Fargo & Co.	524	31,791

Health Care — 9.0%
Alnylam Pharmaceuticals, Inc.*	31,048	3,944,648
Becton Dickinson & Co.	41,551	8,894,407
Biogen, Inc.*	31,957	10,180,542
Bristol-Myers Squibb Co.	60,000	3,676,800
Cerner Corp.*	77,936	5,252,107
Danaher Corp.	60,000	5,569,200
Illumina, Inc.*	17,597	3,844,769
Merck & Co., Inc.	110,000	6,189,700
Quest Diagnostics, Inc.	156,477	15,411,420
Regeneron Pharmaceuticals, Inc.*	14,104	5,302,540
Spark Therapeutics, Inc.*	21,429	1,101,879

Industrials — 6.9%
Fortive Corp.	31,000	2,242,850
Parker-Hannifin Corp.	22,000	4,390,760
Roper Technologies, Inc.	17,818	4,614,862
Southwest Airlines Co.	419,845	27,478,855
United Continental Holdings, Inc.*	158,684	10,695,302
Xylem, Inc.	58,010	3,956,282

Information Technology — 12.4%
Alphabet, Inc. - Class A*	25,061	26,399,257
Facebook, Inc. - Class A*	80,857	14,268,026
Microsoft Corp.	283,568	24,256,407
NCR Corp.*	234,226	7,961,342
Visa, Inc. - Class A	197,266	22,492,269

Materials — 1.2%
Ecolab, Inc.	47,000	6,306,460
Praxair, Inc.	20,000	3,093,600

Telecommunication Services — 0.8%
Verizon Communications, Inc.	120,000	6,351,600

Utilities — 1.2%
American Water Works Co., Inc.	100,812	9,223,290
Total United States		420,243,107

Japan — 8.7%

Consumer Discretionary — 1.4%
Sony Corp.	240,400	10,789,841

Industrials — 3.2%
Amada Holdings Co. Ltd.	618,300	8,394,688
Kinden Corp.	548,100	8,924,052
Mitsubishi Electric Corp.	442,300	7,330,053

Information Technology — 1.3%
Kyocera Corp.	149,600	9,766,935

Telecommunication Services — 2.1%
Nippon Telegraph & Telephone Corp.	353,200	16,605,383

Utilities — 0.7%
Tokyo Gas Co. Ltd.	238,100	5,440,214
Total Japan		67,251,166

United Kingdom — 5.5%

Consumer Discretionary — 2.4%
Berkeley Group Holdings PLC	108,374	6,141,085
Compass Group PLC	574,085	12,401,586

Consumer Staples — 0.5%
Unilever PLC ADR	65,231	3,609,884

Financials — 2.6%
Lloyds Banking Group PLC	9,255,270	8,486,904
Prudential PLC	463,627	11,873,608
Total United Kingdom		42,513,067

Germany — 4.9%

Consumer Discretionary — 0.5%
Bayerische Motoren Werke AG	35,290	3,658,932

Industrials — 1.0%
KION Group AG	91,538	7,879,685

Materials — 1.8%
HeidelbergCement AG	126,868	13,679,550

Real Estate — 1.6%
Vonovia SE, REIT	245,346	12,156,193
Total Germany		37,374,360

25

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.1% (Continued)

France — 3.8%

Financials — 1.9%
BNP Paribas SA	197,584	$14,697,954

Industrials — 1.9%
Cie de Saint-Gobain	179,335	9,869,894
Schneider Electric SE	57,112	4,841,969
Total France		29,409,817

Netherlands — 3.8%

Consumer Staples — 0.6%
Unilever NV	83,531	4,704,466

Financials — 3.2%
ABN AMRO Group NV, 144a	262,440	8,461,269
ING Groep NV	871,997	16,006,967
Total Netherlands		29,172,702

Cayman Islands — 3.2%

Consumer Discretionary — 0.6%
Shenzhou International Group
Holdings Ltd.	477,000	4,542,363

Information Technology — 2.6%
Tencent Holdings Ltd.	379,200	19,626,616
Total Cayman Islands		24,168,979

South Korea — 2.6%

Information Technology — 1.1%
Samsung SDI Co. Ltd.*	43,821	8,354,292

Telecommunication Services — 1.5%
KT Corp. ADR*	764,295	11,930,645
Total South Korea		20,284,937

Switzerland — 2.2%

Financials — 0.2%
CHUBB Ltd.	13,209	1,930,231

Health Care — 2.0%
Novartis AG	178,830	15,048,993
Total Switzerland		16,979,224

Sweden — 1.5%

Financials — 1.5%
Swedbank AB - Class A	485,090	11,702,809

Ireland — 1.5%

Health Care — 1.5%
Medtronic PLC*	141,830	11,452,773

Jersey — 1.3%

Health Care — 1.3%
Shire PLC ADR	64,014	9,929,852

Liberia — 1.1%

Consumer Discretionary — 1.1%
Royal Caribbean Cruises Ltd.	73,011	8,708,752

Italy — 0.9%

Consumer Discretionary — 0.9%
Luxottica Group SpA	113,087	6,940,389

Indonesia — 0.8%

Financials — 0.8%
Bank Rakyat Indonesia Persero Tbk PT	22,814,500	6,120,861

Mexico — 0.8%

Materials — 0.8%
Cemex SAB de CV ADR*	792,768	5,945,760

India — 0.8%

Financials — 0.8%
ICICI Bank Ltd. ADR	588,914	5,730,133

Curacao — 0.6%

Energy — 0.6%
Schlumberger Ltd.	67,000	4,515,130

Belgium — 0.5%

Health Care — 0.5%
Galapagos NV*	41,637	3,923,334
Total Common Stocks		$762,367,152

Short-Term Investment Fund — 0.2%
Dreyfus Government Cash
Management, Institutional Shares,
1.19%∞Ω	1,813,667	$1,813,668

Total Investment Securities —99.3%
(Cost $620,906,718)		$764,180,820

Other Assets in Excess of Liabilities — 0.7%		5,475,011

Net Assets — 100.0%		$769,655,831

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2017.

26

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $8,461,269 or 1.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United States	$420,243,107	$—	$—	$420,243,107
Japan	—	67,251,166	—	67,251,166
United Kingdom	22,152,555	20,360,512	—	42,513,067
Germany	—	37,374,360	—	37,374,360
France	—	29,409,817	—	29,409,817
Netherlands	4,704,466	24,468,236	—	29,172,702
Cayman Islands	4,542,363	19,626,616	—	24,168,979
South Korea	11,930,645	8,354,292	—	20,284,937
Switzerland	1,930,231	15,048,993	—	16,979,224
Sweden	11,702,809	—	—	11,702,809
Ireland	11,452,773	—	—	11,452,773
Jersey	9,929,852	—	—	9,929,852
Liberia	8,708,752	—	—	8,708,752
Italy	6,940,389	—	—	6,940,389
Indonesia	6,120,861	—	—	6,120,861
Mexico	5,945,760	—	—	5,945,760
India	5,730,133	—	—	5,730,133
Curacao	4,515,130	—	—	4,515,130
Belgium	—	3,923,334	—	3,923,334
Short-Term Investment Fund	1,813,668	—	—	1,813,668
Total	$538,363,494	$225,817,326	$—	$764,180,820

At December 31, 2017, equity securities valued at $30,905,144 were transferred from Level 2 to Level 1. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Portfolios of Investments.

27

Notes to Portfolios of Investments

December 31, 2017 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2017, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended December 31, 2017.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At December 31, 2017, there were no transfers between Levels 1, 2 and 3 for all Funds, except as discussed in the Portfolio of Investments for the International Value Fund, Sands Capital Emerging Markets Growth Fund and Sustainability and Impact Equity Fund.

During the period ended December 31, 2017, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Flexible Income Fund’s investments

28

Notes to Portfolios of Investments (Unaudited) (Continued)

in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Funds’ Board of Trustees (the “Board”), and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

• If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

• If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

• If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

• If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

29

Notes to Portfolios of Investments (Unaudited) (Continued)

Bank Loans—The Flexible Income Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset. Unrealized appreciation/depreciation on unfunded commitments represents mark to market of the unfunded portion of the Fund’s bank loans.

As of December 31, 2017, the Fund did not hold any unfunded loan commitments

Securities sold short — The Flexible Income Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of December 31, 2017, the Flexible Income Fund did not hold any securities sold short.

Options —The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty

30

Notes to Portfolios of Investments (Unaudited) (Continued)

credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of December 31, 2017, the Fund did not hold any options.

Futures Contracts — The Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940 or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of December 31, 2017, the Flexible Income Fund held futures contracts as shown on the Portfolio of Investments and had cash in the amount of $2,596,830 held as collateral for futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

31

Notes to Portfolios of Investments (Unaudited) (Continued)

During the period ended December 31, 2017, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

Real Estate Investment Trusts —The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities —The following table sets forth the fair value of the Flexible Income Fund’s derivative financial instruments by primarily risk exposure as of December 31, 2017.

	Fair Value of Derivative Investments
	As of December 31, 2017
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Flexible Income Fund	Futures - Interest Rate Contracts*	$175,785	$—
	Forward Foreign Currency Contracts*	—	(516,146)

* Amounts for Futures Contracts and Forward Foreign Currency Contracts represent unrealized appreciation (depreciation).

For the period ended December 31, 2017, the average quarterly balances of outstanding derivative financial instruments were as follows:

Flexible
Income
Fund
Equity contracts:
Purchased Options - Cost	$78,031
Written Options - Premiums received	$24,718
Futures - Average notional value	$1,546,129
Interest rate contracts:
Futures - Average notional value	$48,486,027
Foreign Currency Contracts:
Written Options - Premiums received	$21,455
Forward Foreign Currency Contracts:
Average U.S. dollar amount delivered	$1,721,972
Average U.S. dollar amount received	$7,660,312

Portfolio securities loaned—The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested

32

Notes to Portfolios of Investments (Unaudited) (Continued)

by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of December 31, 2017, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Flexible Income Fund	Corporate Bonds	$12,511,602	$12,971,226	$459,624
	Common Stocks	457,655	464,720	7,065
	Exchange-Traded Funds	47,260	48,250	990
	Preferred Stocks	28,523	29,095	572
Total Flexible Income Fund		13,045,040	13,513,291	468,251
Focused Fund	Common Stocks	6,894,595	7,008,506	113,911
Growth Opportunities Fund	Common Stocks	1,283,620	1,335,321	51,701
International Growth Fund	Common Stocks	588,511	605,795	17,284
International Value Fund	Common Stocks	61,446	61,875	429
Mid Cap Growth Fund	Common Stocks	8,806,472	9,136,597	330,125
Sands Capital Emerging Markets Growth Fund	Common Stocks	7,840,881	8,093,085	252,204
Small Cap Growth Fund	Common Stocks	5,735,158	5,936,568	201,410

*	The remaining contractual maturity is overnight for all securities.

**	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Security lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is shown net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

33

Notes to Portfolios of Investments (Unaudited) (Continued)

Federal Tax Information— As of December 31, 2017, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Gross	Gross
				Unrealized	Unrealized
				Appreciation	Depreciation
				on	on
		Gross	Gross	Derivatives	Derivatives
		Unrealized	Unrealized	and	and	Net
		Appreciation	Depreciation	Foreign	Foreign	Unrealized
	Federal Tax	on	on	Currency	Currency	Appreciation
Fund	Cost	Investments	Investments	Transactions	Transactions	(Depreciation)
Flexible Income Fund	$961,245,389	$30,978,364	$(6,568,542)	$177,754	$(516,162)	$24,071,414
Focused Fund	934,863,195	342,337,793	(31,055,192)	—	—	311,282,601
Growth Opportunities Fund	222,373,039	65,524,353	(2,681,989)	—	—	62,842,364
International Growth Fund	13,508,070	3,037,793	(147,514)	—	—	2,890,279
International Value Fund	22,940,251	2,733,530	(1,373,943)	20	(438)	1,359,169
Mid Cap Growth Fund	595,795,958	200,351,649	(7,970,628)	—	—	192,381,021
Sands Capital Emerging Markets Growth Fund	379,959,607	125,164,116	(9,769,807)	2,788	(3,543)	115,393,554
Small Cap Growth Fund	184,959,728	41,056,660	(4,521,802)	—	—	36,534,858
Sustainability and Impact Equity Fund	620,906,718	151,836,528	(8,562,426)	2,720	—	143,276,822

34

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 2/22/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 2/22/2018

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date 2/22/2018

* Print the name and title of each signing officer under his or her signature.